Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Schedule of Capital Expenditures Contracted	Capital expenditures contracted for are analyzed as follows:
	As of December 31,
	2020	2021
Contracted but not provided for
Leasehold improvements	151	-